UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-02675)

Exact name of registrant as specified in charter:	Putnam Tax Exempt Income Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2015

Date of reporting period:	December 31, 2014

Item 1. Schedule of Investments:

Putnam Tax Exempt Income Fund

The fund's portfolio
12/31/14 (Unaudited)

Key to holding's abbreviations
ABAG — Association Of Bay Area Governments
AGM — Assured Guaranty Municipal Corporation
AGO — Assured Guaranty, Ltd.
AMBAC — AMBAC Indemnity Corporation
Cmnwlth. of PR Gtd. — Commonwealth of Puerto Rico Guaranteed
COP — Certificates of Participation
FGIC — Financial Guaranty Insurance Company
FHLMC Coll. — Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. — Federal National Mortgage Association Collateralized
FRB — Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
G.O. Bonds — General Obligation Bonds
GNMA Coll. — Government National Mortgage Association Collateralized
NATL — National Public Finance Guarantee Corp.
PSFG — Permanent School Fund Guaranteed
Radian Insd. — Radian Group Insured
SGI — Syncora Guarantee, Inc.
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period.
MUNICIPAL BONDS AND NOTES (98.0%)(a)
	Rating(RAT)	Principal amount	Value

Alabama (0.7%)

Cullman Cnty., Hlth. Care Auth. Rev. Bonds (Cullman Regl. Med. Ctr.), Ser. A, 7s, 2/1/36	Ba1	$1,750,000	$1,907,570

Jefferson Cnty., Swr. Rev. Bonds, Ser. D, 6 1/2s, 10/1/53	BBB-	1,000,000	1,146,050

Selma, Indl. Dev. Board Rev. Bonds (Gulf Opportunity Zone Intl. Paper Co.), Ser. A, 6 1/4s, 11/1/33	BBB	3,500,000	4,080,195

			7,133,815
Arizona (1.8%)

Casa Grande, Indl. Dev. Auth. Rev. Bonds (Casa Grande Regl. Med. Ctr.), Ser. A, 7 5/8s, 12/1/29(F)	D/P	2,850,000	8,519

Coconino Cnty., Poll. Control Rev. Bonds (Tucson Elec. Pwr. Co. - Navajo), Ser. A, 5 1/8s, 10/1/32	Baa1	2,000,000	2,198,300

Glendale, Indl. Dev. Auth. Rev. Bonds (Midwestern U.), 5 1/8s, 5/15/40	A-	3,500,000	3,827,390

Maricopa Cnty., Poll. Control Rev. Bonds (El Paso Elec. Co.), Ser. A, 7 1/4s, 2/1/40	Baa1	3,300,000	3,870,735

Mesa, St. & Hwy. Rev. Bonds
5s, 7/1/22	AA	2,000,000	2,415,240
5s, 7/1/21	AA	1,500,000	1,791,585

Phoenix, Indl. Dev. Auth. Ed. Rev. Bonds (Great Hearts Academies), 5s, 7/1/44	BB+	1,200,000	1,232,844

Salt Verde, Fin. Corp. Gas Rev. Bonds, 5 1/2s, 12/1/29	A-	1,750,000	2,126,303

			17,470,916
California (12.2%)

ABAG Fin. Auth. for Nonprofit Corps. Rev. Bonds (Episcopal Sr. Cmntys.), Ser. A, 5s, 7/1/42	BBB+/F	1,300,000	1,412,281

Bay Area Toll Auth. of CA Rev. Bonds (San Francisco Bay Area), Ser. F-1, 5s, 4/1/39 (Prerefunded 4/1/18)	AA	5,000,000	5,662,600

CA Hsg. Fin. Agcy. Rev. Bonds (Home Mtge.), Ser. K, 4 3/4s, 8/1/36	A-	5,750,000	5,792,148

CA Infrastructure & Econ. Dev. Bank Rev. Bonds (Science Ctr. Phase II), Ser. B, FGIC, NATL, 5s, 5/1/23	AA-	640,000	674,765

CA Muni. Fin. Auth. COP (Cmnty. Hosp. Central CA), 5 1/4s, 2/1/37	Baa1	2,600,000	2,734,134

CA Muni. Fin. Auth. Rev. Bonds (Biola U.), 5 7/8s, 10/1/34	Baa1	1,500,000	1,666,260

CA State G.O. Bonds
6 1/2s, 4/1/33	Aa3	5,000,000	6,109,350
5 3/4s, 4/1/31	Aa3	15,000,000	17,630,100
5 1/2s, 3/1/40	Aa3	10,300,000	11,843,970
FGIC, NATL, 5s, 6/1/26	Aa3	5,000,000	5,485,700

CA State Dept. of Wtr. Resources Rev. Bonds (Central Valley)
5s, 12/1/29	AAA	175,000	196,296
U.S. Govt. Coll., 5s, 12/1/29 (Prerefunded 6/1/18)	AAA/P	4,825,000	5,484,722

CA State Edl. Fac. Auth. Rev. Bonds
(U. of the Pacific), 5s, 11/1/36	A2	1,865,000	1,922,274
(U. of the Pacific), U.S. Govt. Coll., 5s, 11/1/36 (Prerefunded 11/1/15)	AAA/P	135,000	140,303
(U. of La Verne), Ser. A, 5s, 6/1/35	Baa1	2,000,000	2,020,560
(Pacific U.), Ser. A, 5s, 11/1/30	A2	750,000	844,320

CA State Poll. Control Fin. Auth. Rev. Bonds (Wtr. Furnishing), 5s, 11/21/45	Baa3	3,000,000	3,224,550

CA State Pub. Wks. Board Rev. Bonds
Ser. I-1, 6 1/8s, 11/1/29	A1	2,000,000	2,452,960
Ser. A-1, 6s, 3/1/35	A1	3,100,000	3,702,640
(Capital Projects), Ser. A, 5s, 4/1/29	A1	3,605,000	4,118,532

CA Statewide Cmnty. Dev. Auth. Rev. Bonds (899 Charleston, LLC), Ser. A, 5 1/4s, 11/1/44	BB/P	655,000	661,963

Corona-Norco, School Dist. Pub. Fin. Auth. Special Tax Bonds, Ser. A, 5s, 9/1/35	BBB+	585,000	647,232

Los Angeles, Dept. of Arpt. Rev. Bonds (Los Angeles Intl. Arpt.)
Ser. B, 5s, 5/15/33	AA-	1,000,000	1,156,450
5s, 5/15/30	AA	2,000,000	2,306,480

Los Angeles, Dept. of Wtr. & Pwr. Rev. Bonds, Ser. D, 5s, 7/1/44	Aa3	1,500,000	1,734,015

Los Angeles, Unified School Dist. G.O. Bonds, Ser. I, 5s, 7/1/26	Aa2	5,000,000	5,756,500

M-S-R Energy Auth. Rev. Bonds, Ser. A, 6 1/2s, 11/1/39	A-	2,250,000	3,059,933

Port of Oakland, Rev. Bonds (Sr. Lien), Ser. P, 5s, 5/1/33	A+	1,240,000	1,386,283

Riverside Cnty., Asset Leasing Corp. Rev. Bonds (Riverside Cnty. Hosp.), NATL, zero %, 6/1/25	AA-	4,000,000	2,740,040

Sacramento, City Fin. Auth. Tax Alloc. Bonds, Ser. A, FGIC, NATL, zero %, 12/1/22	AA-	7,500,000	5,826,750

Sacramento, Regl. Trans. Dist. Rev. Bonds (Farebox)
5s, 3/1/27	A2	500,000	560,175
5s, 3/1/25	A2	1,000,000	1,125,940

Solano, Cmnty. College Dist. G.O. Bonds (Election of 2002), Ser. B, FGIC, NATL, zero %, 8/1/26	Aa3	9,560,000	5,498,434

Stockton, Pub. Wtr. Fin. Auth. Rev. Bonds (Delta Wtr. Supply), Ser. A, 6 1/4s, 10/1/40	A3	1,375,000	1,626,721

Turlock, Irrigation Dist. Rev. Bonds, Ser. A, 5s, 1/1/40	AA-	4,000,000	4,381,520

			121,586,901
Colorado (1.6%)

CO State Hlth. Fac. Auth. Rev. Bonds
(Evangelical Lutheran Good Samaritan Society), 5 1/2s, 6/1/33	A3	650,000	741,878
(Valley View Assn.), 5 1/4s, 5/15/42	A-	1,500,000	1,600,605
(Evangelical Lutheran), 5 1/4s, 6/1/22	A3	1,000,000	1,054,290
(Covenant Retirement Cmnty.), Ser. A, 5s, 12/1/33	BBB-	1,650,000	1,751,607
(Evangelical Lutheran), 5s, 6/1/16	A3	425,000	448,065

Denver City & Cnty., Arpt. Rev. Bonds (Sub. Syst.), Ser. A, 5 1/2s, 11/15/31	A2	1,925,000	2,254,368

E-470 CO Pub. Hwy. Auth. Rev. Bonds
Ser. C1, NATL, 5 1/2s, 9/1/24	AA-	1,750,000	1,805,650
Ser. A, NATL, zero %, 9/1/34	AA-	13,000,000	5,821,530

Regl. Trans. Dist. Rev. Bonds (Denver Trans. Partners), 6s, 1/15/41	Baa3	750,000	843,443

			16,321,436
Delaware (0.7%)

DE State Econ. Dev. Auth. Rev. Bonds
(Delmarva Pwr.), 5.4s, 2/1/31	Baa1	1,700,000	1,920,813
(Indian River Pwr.), 5 3/8s, 10/1/45	Baa3	4,200,000	4,542,300

			6,463,113
District of Columbia (2.5%)

DC G.O. Bonds
Ser. C, 5s, 6/1/38	Aa2	4,000,000	4,654,680
Ser. A, AGM, 5s, 6/1/26 (Prerefunded 6/1/15)	Aa2	5,005,000	5,102,297

DC Rev. Bonds
(Howard U.), Ser. A, 6 1/2s, 10/1/41	BBB+	5,000,000	5,794,050
(Kipp Charter School), 6s, 7/1/33	BBB+	950,000	1,110,151

DC Ballpark Rev. Bonds, Ser. B-1, FGIC, NATL, 5s, 2/1/25	AA-	1,035,000	1,070,697

DC U. Rev. Bonds (Gallaudet U.)
5 1/2s, 4/1/41	A+	2,000,000	2,203,400
5 1/2s, 4/1/34	A+	1,000,000	1,115,270

Metro. Washington, Arpt. Auth. Dulles Toll Rd. Rev. Bonds (Metrorail), Ser. A, zero %, 10/1/37	Baa1	11,000,000	3,749,680

			24,800,225
Florida (6.5%)

Brevard Cnty., Hlth. Care Fac. Auth. Rev. Bonds (Health First, Inc.), 7s, 4/1/39 (Prerefunded 4/1/19)	A3	4,000,000	4,945,960

Cape Coral, Wtr.& Swr. Rev. Bonds, AMBAC, 5s, 10/1/26	A1	2,500,000	2,665,375

Double Branch Cmnty. Dev. Dist. Special Assmt. Bonds, Ser. A-1, 4 1/4s, 5/1/34	A-	890,000	904,480

FL Hsg. Fin. Corp. Rev. Bonds
Ser. G, GNMA Coll., FNMA Coll., FHLMC Coll., 5 3/4s, 1/1/37	Aa1	135,000	137,722
(Homeowner Mtge.), Ser. 2, GNMA Coll, FNMA Coll, FHLMC Coll., 4.95s, 7/1/37	Aa1	895,000	899,260

FL State Muni. Pwr. Agcy. Rev. Bonds, Ser. A, 5s, 10/1/31	A2	3,300,000	3,633,300

Hernando Cnty., Rev. Bonds (Criminal Justice Complex Fin.), FGIC, NATL, 7.65s, 7/1/16	AA-	10,000,000	10,991,100

Lee Cnty., Rev. Bonds, SGI, 5s, 10/1/25	Aa2	5,500,000	5,885,550

Miami-Dade Cnty., G.O. Bonds (Parks Program), NATL, 5s, 11/1/25	Aa2	5,000,000	5,190,900

Miami-Dade Cnty., Rev. Bonds (Tran. Syst. Sales Surtax), 5s, 7/1/42	AA	3,000,000	3,333,720

Miami-Dade Cnty., Aviation Rev. Bonds
Ser. B, 5s, 10/1/41	A2	5,000,000	5,424,350
5s, 10/1/28	A2	500,000	579,290

Miami-Dade Cnty., Expressway Auth. Toll Syst. Rev. Bonds, Ser. A, 5s, 7/1/44	A3	1,000,000	1,119,330

Orange Cnty., Hlth. Facs. Auth. Rev. Bonds (Presbyterian Retirement Cmntys.), 5s, 8/1/34	A-/F	1,800,000	1,967,346

Palm Beach Cnty., Hlth. Fac. Auth. Rev. Bonds (Acts Retirement-Life Cmnty.), 5 1/2s, 11/15/33	BBB+	5,000,000	5,542,050

Palm Coast Pk. Cmnty. Dev. Dist. Special Assmt. Bonds, 5.7s, 5/1/37	B-/P	265,000	213,420

South Broward, Hosp. Dist. Rev. Bonds, NATL, 4 3/4s, 5/1/28	Aa3	2,000,000	2,140,480

Southeast Overtown Park West Cmnty. Redev. Agcy. 144A Tax Allocation Bonds, Ser. A-1, 5s, 3/1/30	BBB+	480,000	538,349

Sumter Cnty., School Dist. Rev. Bonds (Multi-Dist. Loan Program), AGM, 7.15s, 11/1/15 (Escrowed to maturity)	AA	4,800,000	5,068,032

Sunrise, Util. Syst. Rev. Bonds, AMBAC, 5.2s, 10/1/22	AA-	3,405,000	3,871,655

			65,051,669
Georgia (2.5%)

Atlanta, Arpt. Rev. Bonds (Hartsfield-Jackson Intl. Arpt.), Ser. A, 5s, 1/1/35	Aa3	2,000,000	2,260,060

Atlanta, Arpt. Passenger Fac. Charge Rev. Bonds, 5s, 1/1/31	A1	3,075,000	3,609,158

Atlanta, Wtr. & Waste Wtr. Rev. Bonds, Ser. A, 6 1/4s, 11/1/39	Aa3	4,500,000	5,365,260

Forsyth Cnty., Hosp. Auth. Rev. Bonds (Baptist Hlth. Care Syst.), U.S. Govt. Coll., 6 1/4s, 10/1/18 (Escrowed to maturity)	AA+	475,000	519,864

Fulton Cnty., Dev. Auth. Rev. Bonds (GA Tech Athletic Assn.), Ser. A, 5s, 10/1/42	A2	2,250,000	2,502,675

GA State Private College & U. Auth. Rev. Bonds (Emory U.)
Ser. A, 5s, 10/1/43	Aa2	2,400,000	2,748,504
Ser. B, 5s, 9/1/29	Aa2	2,250,000	2,615,805

Gainesville & Hall Cnty., Hosp. Auth. Rev. Bonds (Northeast GA Hlth. Care), Ser. S, 5 1/2s, 8/15/54	AA-	1,825,000	2,128,352

Main St. Natural Gas, Inc. Rev. Bonds (GA Gas), Ser. A, 5 1/2s, 9/15/21	A-	370,000	437,743

Marietta, Dev. Auth. Rev. Bonds (U. Fac. - Life U., Inc.), 7s, 6/15/39	Ba3	2,450,000	2,573,088

			24,760,509
Guam (0.1%)

Territory of GU, Pwr. Auth. Rev. Bonds, Ser. A
5s, 10/1/34	BBB	200,000	220,596
5s, 10/1/30	AA	500,000	583,585

			804,181
Illinois (5.0%)

Chicago, G.O. Bonds, Ser. A
5s, 1/1/34	A+	1,200,000	1,260,228
5s, 1/1/33	A+	6,000,000	6,262,140

Chicago, Motor Fuel Tax Rev. Bonds, AGM
5s, 1/1/33	AA+	1,000,000	1,113,160
5s, 1/1/30	AA+	200,000	224,598

Chicago, O'Hare Intl. Arpt. Rev. Bonds
Ser. A, 5 3/4s, 1/1/39	A2	1,650,000	1,912,598
Ser. F, 5s, 1/1/40	A2	3,700,000	3,995,815

Chicago, Waste Wtr. Transmission Rev. Bonds (2nd Lien), 5s, 1/1/39	AA-	2,720,000	3,018,955

Chicago, Wtr. Wks Rev. Bonds
5s, 11/1/42	AA-	3,000,000	3,301,050
AGM, 5s, 11/1/25	AA	4,750,000	5,306,653

IL Fin. Auth. Rev. Bonds
(Rush U. Med. Ctr.), Ser. B, 7 1/4s, 11/1/38	A2	2,520,000	2,983,655
(Silver Cross Hosp. & Med. Ctr.), 7s, 8/15/44	BBB-	5,500,000	6,450,400
(IL Rush U. Med. Ctr.), Ser. C, 6 5/8s, 11/1/39	A2	1,075,000	1,254,482
(Roosevelt U.), 6 1/2s, 4/1/39	Baa3	1,000,000	1,092,830
(Elmhurst Memorial), Ser. A, 5 5/8s, 1/1/37	Baa2	1,000,000	1,083,070
(Newman Foundation), Radian Insd., 5s, 2/1/32	BBB-/P	3,000,000	3,062,520

IL State G.O. Bonds, 5s, 8/1/21	A3	2,250,000	2,533,613

IL State Sports Fac. Auth. Rev. Bonds, AGM, 5 1/4s, 6/15/32	AA	1,000,000	1,157,950

IL State Toll Hwy. Auth. Rev. Bonds, Ser. A-1, AGM, 5s, 1/1/22 (Prerefunded 7/1/16)	AA	1,000,000	1,067,780

Railsplitter, Tobacco Settlement Auth. Rev. Bonds, 6s, 6/1/28	A-	2,150,000	2,529,970

			49,611,467
Indiana (1.9%)

IN Bk. Special Program Gas Rev. Bonds, Ser. A, 5 1/4s, 10/15/21	A3	6,150,000	7,380,123

IN State Fin. Auth. Edl. Fac. Rev. Bonds (Butler U.), Ser. B, 5s, 2/1/27	BBB+	935,000	1,067,368

Indianapolis, Arpt. Auth. Rev. Bonds (Federal Express Corp.), 5.1s, 1/15/17	Baa1	4,500,000	4,857,255

Jasper Cnty., Indl. Poll. Control Rev. Bonds
AMBAC, 5.7s, 7/1/17	Baa1	2,500,000	2,758,525
NATL, 5.6s, 11/1/16	AA-	2,750,000	2,971,238

			19,034,509
Iowa (0.3%)

IA Fin. Auth. Rev. Bonds (Single Fam. Mtge.), Ser. D, GNMA Coll., FNMA Coll., 5s, 1/1/36	Aaa	5,000	5,000

IA Fin. Auth. Hlth. Fac. Rev. Bonds (Care Initiatives), Ser. A, 5 1/2s, 7/1/21	BB+	2,500,000	2,610,600

Tobacco Settlement Auth. of IA Rev. Bonds, Ser. C, 5 3/8s, 6/1/38	B+	750,000	648,390

			3,263,990
Kansas (0.6%)

KS State Dev. Fin. Auth. Rev. Bonds
Ser. K, NATL, 5 1/4s, 11/1/26	Aa3	1,355,000	1,505,459
Ser. K, NATL, 5 1/4s, 11/1/25	Aa3	1,620,000	1,802,282
(Lifespace Cmnty's. Inc.), Ser. S, 5s, 5/15/30	A/F	2,900,000	3,084,498

			6,392,239
Kentucky (1.0%)

KY Pub. Trans. Infrastructure Auth. Rev. Bonds (1st Tier Downtown Crossing), Ser. A, 6s, 7/1/53	Baa3	1,400,000	1,620,528

Louisville & Jefferson Cnty., Metro. Govt. College Rev. Bonds (Bellarmine U., Inc.), Ser. A, 6s, 5/1/38	Baa3	855,000	929,496

Louisville & Jefferson Cnty., Metro. Govt. Hlth. Syst. Rev. Bonds (Norton Hlth. Care, Inc.), 5s, 10/1/30	A-	4,000,000	4,226,200

Louisville, Regl. Arpt. Auth. Syst. Rev. Bonds, Ser. A
5s, 7/1/31	A+	415,000	478,267
5s, 7/1/30	A+	1,000,000	1,156,900

Owen Cnty., Wtr. Wks. Syst. Rev. Bonds (American Wtr. Co.), Ser. A, 6 1/4s, 6/1/39	A-	1,000,000	1,144,620

			9,556,011
Louisiana (0.7%)

LA Pub. Fac. Auth. Rev. Bonds (Entergy LA LLC), 5s, 6/1/30	A2	5,000,000	5,171,900

Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. A, 5s, 5/15/23	A	1,200,000	1,415,076

			6,586,976
Maryland (0.1%)

MD Econ. Dev. Corp. Poll. Control Rev. Bonds (Potomac Electric Power Co.), 6.2s, 9/1/22	A2	1,100,000	1,301,036

			1,301,036
Massachusetts (5.0%)

MA Edl. Fin. Auth. Rev. Bonds, Ser. B, 5.7s, 1/1/31	AA	3,195,000	3,432,325

MA State Dept. Trans. Rev. Bonds (Metro Hwy. Syst.), Ser. B, 5s, 1/1/37	A+	6,750,000	7,344,743

MA State Dev. Fin. Agcy. Rev. Bonds
(Sabis Intl.), Ser. A, 8s, 4/15/39	BBB	920,000	1,089,013
(Berklee College of Music), 5 1/4s, 10/1/41	A2	5,500,000	6,387,700
(Wheelock College), Ser. C, 5 1/4s, 10/1/29	BBB	3,300,000	3,562,086
(Suffolk U.), 5 1/8s, 7/1/40	Baa2	2,000,000	2,132,140

MA State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Jordan Hosp.), Ser. E, 6 3/4s, 10/1/33	B+	2,950,000	2,956,195
(Suffolk U.), Ser. A, 5 3/4s, 7/1/39 (Prerefunded 7/1/19)	Baa2	4,000,000	4,435,440
(Springfield College), 5 5/8s, 10/15/40	Baa1	2,550,000	2,795,642
(Springfield College), 5 1/2s, 10/15/31	Baa1	600,000	662,304
(Milton Hosp.), Ser. D, 5 3/8s, 7/1/35	BB+	450,000	451,674
(Sterling & Francine Clark), Ser. A, 5s, 7/1/36	AA	3,305,000	3,504,589
(Northeastern U.), Ser. A, 5s, 10/1/35	A2	4,100,000	4,570,147

MA State Hsg. Fin. Agcy. Rev. Bonds, Ser. A, 5.1s, 12/1/30	Aa3	1,765,000	1,864,211

Metro. Boston, Trans. Pkg. Corp. Rev. Bonds
5 1/4s, 7/1/36	A1	2,000,000	2,300,300
(Systemwide Pkg.), 5 1/4s, 7/1/33	A1	2,000,000	2,305,440

			49,793,949
Michigan (2.8%)

Detroit, G.O. Bonds, AMBAC, 5 1/4s, 4/1/24	BB/P	77,500	75,015

Detroit, Wtr. Supply Syst. Rev. Bonds, Ser. B, AGM, 6 1/4s, 7/1/36	AA	4,040,000	4,416,488

Flint, Hosp. Bldg. Auth. Rev. Bonds (Hurley Med. Ctr.), 7 3/8s, 7/1/35	Ba1	1,250,000	1,440,013

Karegnondi, Wtr. Auth. Rev. Bonds (Wtr. Supply Syst.), Ser. A, 5 1/4s, 11/1/30	A2	3,000,000	3,439,410

MI State Fin. Auth. Rev. Bonds
Ser. G-5A, AMBAC, 5 1/4s, 4/1/24	A-	422,500	421,845
Ser. H-1, 5s, 10/1/39	AA-	5,250,000	5,950,350
(Detroit Wtr. & Swr.), Ser. C-6, 5s, 7/1/33	BBB+	270,000	292,691

MI State Fin. Auth. Rev. Notes (Detroit School Dist. Student Aid ), Ser. E, 2.85s, 8/20/15	SP-1	1,000,000	1,005,130

MI State Hosp. Fin. Auth. Rev. Bonds
Ser. A, 6 1/8s, 6/1/39 (Prerefunded 6/1/19)	A1	2,500,000	3,018,075
(Henry Ford Hlth. Syst.), Ser. A, 5 1/4s, 11/15/46	A3	4,410,000	4,584,636
(Chelsea Cmnty. Hosp. Oblig.), 5s, 5/15/25 (Prerefunded 5/15/15)	AA+	915,000	930,921

Oakland U. Rev. Bonds, 5s, 3/1/39	A1	2,000,000	2,258,200

			27,832,774
Minnesota (1.1%)

Douglas Cnty., Gross Hlth. Care Fac. Rev. Bonds (Douglas Cnty. Hosp.), Ser. A, 6 1/4s, 7/1/38 (Prerefunded 7/1/18)	BBB-	1,600,000	1,756,432

Minneapolis, Rev. Bonds (National Marrow Donor Program), 4 7/8s, 8/1/25	BBB+	2,000,000	2,111,420

St. Paul, Hsg. & Redev. Auth. Hlth. Care Fac. Rev. Bonds (HealthPartners Oblig. Group), 5 1/4s, 5/15/36	A2	2,155,000	2,288,588

St. Paul, Hsg. & Redev. Auth. Hosp. Rev. Bonds (Healtheast), 6s, 11/15/35	BBB-	1,250,000	1,294,263

St. Paul, Port Auth. Solid Waste Disp. Rev. Bonds (Gerdau Ameristeel US, Inc.), Ser. 7, 4 1/2s, 10/1/37	Baa3	3,500,000	3,511,130

			10,961,833
Mississippi (1.0%)

Jackson Cnty., Port Fac. VRDN (Chevron USA, Inc.), 0.01s, 6/1/23	P-1	6,890,000	6,890,000

MS Bus. Fin. Corp. Rev. Bonds (Syst. Energy Resources, Inc.), 5 7/8s, 4/1/22	BBB	3,000,000	3,001,680

			9,891,680
Missouri (0.6%)

MO State Dev. Fin. Board Infrastructure Fac. Rev. Bonds (Independence, Elec. Syst. Dogwood), Ser. A, 5s, 6/1/37	A	2,000,000	2,146,860

MO State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Washington U. (The)), Ser. A, 5 3/8s, 3/15/39	Aaa	2,250,000	2,519,933
(Still U. Hlth. Sciences), 5 1/4s, 10/1/31	A-	1,000,000	1,121,360

			5,788,153
Nebraska (0.1%)

NE Pub. Pwr. Dist. Rev. Bonds, Ser. A, 5s, 1/1/38	A1	750,000	842,895

			842,895
Nevada (0.7%)

Clark Cnty., Arpt. Rev. Bonds, Ser. A-2, 5s, 7/1/33	A1	1,300,000	1,505,127

Clark Cnty., Impt. Dist. Special Assmt. Bonds (Mountains Edge Local No. 142), 5s, 8/1/20	BBB-	910,000	990,089

Reno, Sales Tax VRDN (Reno Trans. Rail Access Corridor (ReTRAC)), 0.05s, 6/1/42	VMIG1	4,690,000	4,690,000

			7,185,216
New Hampshire (0.2%)

NH State Bus. Fin. Auth. Rev. Bonds (Elliot Hosp. Oblig. Group), Ser. A, 6 1/8s, 10/1/39	Baa1	2,000,000	2,262,600

			2,262,600
New Jersey (4.1%)

NJ State Econ. Dev. Auth. Rev. Bonds
(MSU Student Hsg.), 5 7/8s, 6/1/42	Baa3	3,840,000	4,231,642
(School Fac. Construction), Ser. AA, 5 1/4s, 12/15/33	A2	5,500,000	6,061,440

NJ State Econ. Dev. Auth. Wtr. Fac. Rev. Bonds (NJ American Wtr. Co.)
Ser. B, 5.6s, 11/1/34	A1	2,000,000	2,261,180
Ser. D, 4 7/8s, 11/1/29	A1	1,100,000	1,195,249

NJ State Higher Ed. Assistance Auth. Rev. Bonds (Student Loan), Ser. A, 5 5/8s, 6/1/30	AA	2,250,000	2,502,630

NJ State Hlth. Care Facs. Fin. Auth. Rev. Bonds
(St. Joseph Hlth. Care Syst.), 6 5/8s, 7/1/38	Baa3	3,000,000	3,375,390
(Holy Name Hosp.), 5s, 7/1/36	Baa2	2,500,000	2,584,300

NJ State Tpk. Auth. Rev. Bonds, Ser. E, 5 1/4s, 1/1/40	A+	3,000,000	3,341,280

NJ State Trans. Trust Fund Auth. Rev. Bonds (Trans. Syst.)
Ser. A, 6s, 6/15/35	A2	3,000,000	3,636,990
Ser. C, AMBAC, zero %, 12/15/24	A2	8,760,000	5,931,922

Union Cnty., Util. Auth. Resource Recvy. Fac. Lease Rev. Bonds (Covanta Union), Ser. A, 5 1/4s, 12/1/31	AA+	4,750,000	5,222,055

			40,344,078
New Mexico (0.9%)

Farmington, Poll. Control Rev. Bonds
(San Juan), Ser. B, 4 7/8s, 4/1/33	Baa2	2,110,000	2,159,226
(AZ Pub. Svc. Co.), Ser. B, 4.7s, 9/1/24	A3	4,500,000	4,887,990

Sante Fe, Retirement Fac. Rev. Bonds (El Castillo Retirement Res.), 5s, 5/15/32	BBB-	2,155,000	2,245,036

			9,292,252
New York (7.4%)

Hudson Yards, Infrastructure Corp. Rev. Bonds, Ser. A, 5 3/4s, 2/15/47	A2	3,000,000	3,468,090

Metro. Trans. Auth. Rev. Bonds, Ser. D
5s, 11/15/36	AA-	2,500,000	2,812,725
5s, 11/15/29	AA-	10,000,000	11,711,100

Metro. Trans. Auth. Dedicated Tax Rev. Bonds, Ser. A, 5 1/2s, 11/15/39	AA	2,000,000	2,293,100

NY City, Indl. Dev. Agcy. Rev. Bonds (Queens Baseball Stadium - Pilot), AMBAC, 5s, 1/1/23	Ba1	300,000	321,510

NY City, Indl. Dev. Agcy. Special Fac. Rev. Bonds (British Airways PLC), 5 1/4s, 12/1/32	BB	200,000	200,638

NY City, Muni. Wtr. & Swr. Fin. Auth. Rev. Bonds, Ser. DD, 5s, 6/15/35	AA+	2,000,000	2,339,280

NY State Dorm. Auth. Rev. Bonds
(Construction City U. Syst.), Ser. A, 6s, 7/1/20	Aa2	10,900,000	12,940,807
(City U.), Ser. A, 5 3/4s, 7/1/18	Aa2	10,255,000	11,183,898
(State U. Edl. Fac.), Ser. A, 5 1/2s, 5/15/19	Aa2	15,000,000	17,164,050

NY State Dorm. Auth. Non-State Supported Debt Rev. Bonds (Brooklyn Law School), Ser. A, 5s, 7/1/23 (Prerefunded 7/1/22)	Baa1	1,000,000	1,227,890

NY State Dorm. Auth. Personal Income Tax Rev. Bonds
(Ed.), Ser. B, 5 3/4s, 3/15/36	AAA	500,000	576,755
Ser. E, 5s, 2/15/44	AAA	3,500,000	4,037,040

Onondaga, Civic Dev. Corp. Rev. Bonds (St. Joseph's Hosp. Hlth. Ctr.), 5 1/8s, 7/1/31	Ba2	1,385,000	1,499,803

Port Auth. of NY & NJ Rev. Bonds (Kennedy Intl. Arpt. - 5th Installment), 6 3/4s, 10/1/19	BB+/P	1,530,000	1,530,245

			73,306,931
North Carolina (1.4%)

NC Eastern Muni. Pwr. Agcy. Syst. Rev. Bonds
Ser. C, 6 3/4s, 1/1/24	A-	1,250,000	1,486,963
AMBAC, 6s, 1/1/18	Baa1	7,000,000	7,953,890

NC Med. Care Cmnty. Hlth. Care Fac. Rev. Bonds (Deerfield), Ser. A, 6s, 11/1/33	BBB+/F	2,345,000	2,582,736

NC State Hsg. Fin. Agcy. (Homeownership), Ser. 26-A, 5 1/2s, 1/1/38	Aa2	85,000	86,335

NC State Muni. Pwr. Agcy. Rev. Bonds (No. 1, Catawba Elec.), Ser. A, 5s, 1/1/30	A2	1,200,000	1,354,956

			13,464,880
Ohio (3.7%)

Buckeye, Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A-2, 5 3/4s, 6/1/34	B3	9,600,000	7,696,512

Franklin Cnty., Hlth. Care Fac. Rev. Bonds
(OPRS Cmnty. Oblig. Group), Ser. A, 6 1/8s, 7/1/40	BBB-	1,000,000	1,091,690
(OH Presbyterian Retirement Svcs. (OPRS) Cmntys. Oblig. Group), Ser. A, 6s, 7/1/35	BBB-	1,875,000	2,073,375

Hamilton Cnty., Hlth. Care Rev. Bonds (Life Enriching Cmntys.), 5s, 1/1/32	BBB	1,000,000	1,060,060

Hamilton Cnty., Swr. Syst. Rev. Rev. Bonds (Metro. Swr. Dist.), Ser. A, NATL, U.S. Govt. Coll., 5s, 12/1/28 (Prerefunded 12/1/16)	AA+	6,130,000	6,648,046

Lorain Cnty., Hosp. Rev. Bonds (Catholic), Ser. C-2, AGM, 5s, 4/1/24	AA	5,000,000	5,519,950

OH Hsg. Fin. Agcy. Rev. Bonds (Single Fam. Mtge.), Ser. 1, GNMA Coll., FNMA Coll., 5s, 11/1/28	Aaa	1,090,000	1,158,354

OH State Higher Edl. Fac. (Kenyon College), 4.95s, 7/1/37 (Prerefunded 7/1/15)	A1	5,300,000	5,423,066

OH State Tpk. Comm. Rev. Bonds (Infrastructure), Ser. A-1, 5 1/4s, 2/15/33	A1	1,775,000	2,074,425

Southeastern OH Port Auth. Hosp. Fac. Rev. Bonds, 5 3/4s, 12/1/32	BB/P	1,350,000	1,409,090

Youngstown State U. Rev. Bonds, 5s, 12/15/25	A+	2,000,000	2,247,640

			36,402,208
Oklahoma (0.3%)

OK Hsg. Fin. Agcy. Single Fam. Rev. Bonds (Homeownership Loan), Ser. B, 4.2s, 9/1/25	Aaa	280,000	288,870

OK State Tpk. Auth. VRDN, Ser. F, 0.03s, 1/1/28	VMIG1	2,645,000	2,645,000

			2,933,870
Oregon (0.2%)

OR Hlth. Sciences U. Rev. Bonds, Ser. A, 5 3/4s, 7/1/39	A1	2,000,000	2,307,260

			2,307,260
Pennsylvania (4.6%)

Allegheny Cnty., Hosp. Dev. Auth. Rev. Bonds (UPMC Hlth.), Ser. B, NATL, 6s, 7/1/24	Aa3	2,210,000	2,776,688

Allentown, Neighborhood Impt. Zone Dev. Auth. Rev. Bonds, Ser. A
5s, 5/1/35	Baa2	2,250,000	2,463,188
5s, 5/1/32	Baa2	450,000	495,063

Cumberland Cnty., Muni. Auth. Rev. Bonds (Presbyterian Homes Oblig.), Ser. A
5 1/4s, 1/1/19	BBB+/F	1,465,000	1,593,129
5.15s, 1/1/18	BBB+/F	665,000	710,253

Delaware River Port Auth. PA & NJ Rev. Bonds, 5s, 1/1/30	A	6,860,000	8,010,148

East Hempfield Twp., Indl. Dev. Auth. Rev. Bonds (Millersville U. Student Hsg. & Svcs., Inc.), 5s, 7/1/29	Baa3	500,000	542,845

East Stroudsburg, Area School Dist. G.O. Bonds, AGM, 5s, 9/1/27	Aa3	5,500,000	5,999,840

Erie, Higher Ed. Bldg. Auth. Rev. Bonds (Mercyhurst College), 5 1/2s, 3/15/38	BBB	1,275,000	1,349,830

Montgomery Cnty., Indl. Dev. Auth. Wtr. Fac. Rev. Bonds (Aqua PA, Inc.), Ser. A, 5 1/4s, 7/1/42	AA-	3,250,000	3,453,775

PA State Higher Edl. Fac. Auth. Rev. Bonds (U. of Sciences Philadelphia), 5s, 11/1/42	A3	1,500,000	1,628,100

PA State Pub. School Bldg. Auth. Rev. Bonds (School Dist. Philadelphia)
5s, 4/1/24	A1	1,000,000	1,129,180
5s, 4/1/23	A1	1,000,000	1,138,940

PA State Tpk. Comm. Rev. Bonds, Ser. A
5s, 12/1/44	A1	5,245,000	5,903,143
5s, 12/1/38	A1	2,250,000	2,556,563

Philadelphia, Hosp. & Higher Ed. Fac. Auth. Rev. Bonds (Graduate Hlth. Syst.), 7 1/4s, 8/1/15 (In default)(NON)	D/P	5,167,643	517

Pittsburgh & Allegheny Cnty., Sports & Exhib. Auth. Hotel Rev. Bonds, AGM, 5s, 2/1/35	AA	3,000,000	3,302,340

Pittsburgh, G.O. Bonds, Ser. B, 5s, 9/1/25	A1	2,500,000	2,917,625

			45,971,167
Puerto Rico (0.7%)

Cmnwlth. of PR, Pub. Bldg. Auth. Rev. Bonds (Govt. Fac.), Ser. M, Cmnwlth. of PR Gtd., 6 1/4s, 7/1/31	BB	1,895,000	1,388,277

Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds
Ser. A, 5 3/8s, 8/1/39	BBB-	2,405,000	1,689,392
Ser. C, 5 1/4s, 8/1/41	BBB-	2,450,000	1,712,452
Ser. C, 5s, 8/1/40	BBB	2,300,000	1,733,878

			6,523,999
South Carolina (1.5%)

Berkeley Cnty., School Dist. Rev. Bonds (Installment Lease Securing Assets for Ed.), 5 1/8s, 12/1/30	Aa3	5,000,000	5,344,550

SC State Pub. Svc. Auth. Rev. Bonds
(Santee Cooper), Ser. A, 5 3/4s, 12/1/43	AA-	6,000,000	7,130,880
Ser. A, 5 1/2s, 12/1/54	AA-	2,000,000	2,288,760

			14,764,190
Tennessee (0.5%)

TN Energy Acquisition Corp. Gas Rev. Bonds, Ser. A, 5 1/4s, 9/1/20	A-	4,000,000	4,615,120

			4,615,120
Texas (16.3%)

Aldine, Indpt. School Dist. G.O. Bonds (School Bldg.), PSFG, 5s, 2/15/25	Aaa	2,000,000	2,166,460

Angleton, Indpt. School Dist. G.O. Bonds, PSFG
5s, 2/15/30	Aaa	3,685,000	3,955,626
5s, 2/15/30 (Prerefunded 2/15/17)	Aaa	410,000	448,282

Beaumont, Indpt. School Dist. G.O. Bonds (School Bldg.), AGO, 5 1/8s, 2/15/30	AA	2,550,000	2,725,695

Brazos River Harbor Naval Dist. Env. (Dow Chemical Co.), Ser. A-4, 5.95s, 5/15/33	BBB	1,100,000	1,232,209

Brazos, Harbor Indl. Dev. Corp. Env. Fac. Mandatory Put Bonds (5/1/28) (Dow Chemical), 5.9s, 5/1/38	BBB	3,450,000	3,748,908

Central TX Regl. Mobility Auth. Rev. Bonds (Sr. Lien), Ser. A, 5s, 1/1/33	Baa2	650,000	718,367

Dallas Cnty., Util. & Reclamation Dist. G.O. Bonds, Ser. B, AMBAC, 5 3/8s, 2/15/29	A3	9,500,000	10,225,990

Dallas, Indpt. School Dist. G.O. Bonds (School Bldg.), PSFG, 6s, 2/15/27 (Prerefunded 2/15/18)	Aaa	3,260,000	3,769,538

Dallas-Fort Worth, Intl. Arpt. Fac. Impt. Corp. Rev. Bonds, Ser. A, 5 1/4s, 11/1/30	A+	5,000,000	5,773,700

Grand Parkway Trans. Corp. Rev. Bonds (Sub. Tier Toll Syst.), Ser. B, 5s, 4/1/53	AA+	1,800,000	1,993,050

Harris Cnty., Cultural Ed. Fac. Fin. Corp. Rev. Bonds (YMCA of the Greater Houston Area), Ser. A, 5s, 6/1/28	Baa3	1,300,000	1,449,877

Houston, Arpt. Syst. Rev. Bonds, Ser. A, 5s, 7/1/25	A	3,500,000	4,020,905

Houston, Higher Ed. Fin. Co. Rev. Bonds (Cosmos Foundation), Ser. A, 5s, 2/15/32	BBB	1,250,000	1,380,288

Houston, Util. Syst. Rev. Bonds, Ser. A, 5s, 11/15/33	AA	6,500,000	7,433,595

La Vernia, Higher Ed. Fin. Corp. Rev. Bonds (Kipp, Inc.), Ser. A, 6 3/8s, 8/15/44	BBB	1,700,000	1,910,885

Laredo, Intl., Toll Bridge Rev. Bonds, Ser. B, AGM, 5s, 10/1/16	AA	750,000	774,533

Leander, Indpt. School Dist. G.O. Bonds (School Bldg.), PSFG, zero %, 8/15/19	AAA	5,000,000	4,464,750

Lower CO River Auth. Rev. Bonds
Ser. A, FHLMC Coll., FNMA Coll., 7 1/4s, 5/15/37 (Prerefunded 5/15/15)	A/P	1,965,000	2,014,656
U.S. Govt. Coll., 5 3/4s, 5/15/37 (Prerefunded 5/15/15)	A1	1,070,000	1,091,496
U.S. Govt. Coll., 5 3/4s, 5/15/37 (Prerefunded 5/15/15)	AAA/P	25,000	25,502
U.S. Govt. Coll., 5 3/4s, 5/15/28 (Prerefunded 5/15/15)	A1	1,675,000	1,708,651
U.S. Govt. Coll., 5 3/4s, 5/15/28 (Prerefunded 5/15/15)	AAA/P	145,000	147,913

Mansfield, Indpt. School Dist. G.O. Bonds, PSFG, 5s, 2/15/27 (Prerefunded 2/15/15)	Aaa	3,630,000	3,649,312

Matagorda Cnty., Poll. Control Rev. Bonds (Dist. No. 1), Ser. A, AMBAC, 4.4s, 5/1/30	Baa1	2,250,000	2,443,815

Montgomery Cnty., G.O. Bonds, Ser. A, AGM, 5s, 3/1/21 (Prerefunded 3/1/16)	Aa1	1,750,000	1,845,830

New Hope, Cultural Ed. Facs. Fin. Corp. Rev. Bonds
(Wesleyan Homes, Inc.), 5 1/2s, 1/1/43	BB-/P	750,000	761,505
(TX A&M U. Collegiate & Student Hsg. College Station I, LLC), Ser. A, 5s, 4/1/29	Baa3	1,085,000	1,212,444

North TX, Tollway Auth. Rev. Bonds
(1st Tier), Ser. A, 6s, 1/1/25	A2	640,000	719,200
(1st Tier), Ser. A, FNMA Coll., U.S. Govt. Coll., 6s, 1/1/25 (Prerefunded 1/1/18)	AAA/P	4,560,000	5,237,844
(Toll 2nd Tier), Ser. F, 5 3/4s, 1/1/38	A3	2,750,000	3,028,135
Ser. A, 5 5/8s, 1/1/33	A2	3,000,000	3,292,650
Ser. A, NATL, 5 1/8s, 1/1/28	AA-	5,000,000	5,440,100
Ser. D, AGO, zero %, 1/1/28	AA	11,620,000	7,329,664

North TX, Tollway Auth. stepped-coupon Rev. Bonds (1st Tier), Ser. I, zero % (6 1/2s, 1/1/15), 1/1/43(STP)	A2	9,700,000	12,091,050

Red River, Hlth. Retirement Facs. Dev. Corp. Rev. Bonds (Sears Methodist Retirement Syst. Oblig. Group)
Ser. C, 6 1/4s, 5/9/53 (In default)(NON)	D/P	46,000	17,653
Ser. B, 6.15s, 11/15/49 (In default)(NON)	D/P	700,000	268,625
Ser. A, 6.05s, 11/15/46 (In default)(NON)	D/P	525,000	201,469
Ser. D, 6.05s, 11/15/46 (In default)(NON)	D/P	91,000	34,921
Ser. A, 5.15s, 11/15/27 (In default)(NON)	D/P	1,490,000	571,788

San Antonio, Arpt. Syst. Rev. Bonds, AGM, 5 1/4s, 7/1/32	AA	1,415,000	1,539,294

Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. Rev. Bonds (Trinity Terrace), Ser. A-1, 5s, 10/1/44	BBB+/F	1,000,000	1,070,760

Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. Retirement Fac. Rev. Bonds (Buckner Retirement Svcs., Inc.)
5 1/4s, 11/15/27	A-	1,000,000	1,069,660
5 1/4s, 11/15/22	A-	2,500,000	2,679,150

TX Muni. Gas Acquisition & Supply Corp. I Rev. Bonds, Ser. A, 5 1/4s, 12/15/26	A-	5,000,000	5,847,950

TX Private Activity Surface Trans. Corp. Rev. Bonds (NTE Mobility), 6 7/8s, 12/31/39	Baa2	1,650,000	1,953,287

TX State G.O. Bonds, 5s, 4/1/44	Aaa	10,000,000	11,620,000

TX State Affordable Hsg. Corp. Single Fam. Mtge. Rev. Bonds (Professional Ed. Home Loan), Ser. A-3, FHLMC Coll., GNMA Coll., FNMA Coll., 5.6s, 2/1/39	Aaa	623,900	655,201

TX State Indl. Dev. Corp. Rev. Bonds (Arco Pipelines Co.), 7 3/8s, 10/1/20	A2	4,000,000	5,225,280

TX State Muni. Gas Acquisition & Supply Corp. III Rev. Bonds, 5s, 12/15/29	A3	2,475,000	2,741,261

TX State Trans. Comm. Rev. Bonds, 5s, 4/1/26 (Prerefunded 4/1/16)	Aaa	7,585,000	8,035,246

Victoria, Indpt. School Dist. G.O. Bonds (School Bldg.), PSFG, 5s, 2/15/24	Aaa	3,375,000	3,664,811

Victoria, Util. Syst. Rev. Bonds, AMBAC, 5s, 12/1/27	AA-	3,960,000	4,375,998

			161,804,779
Utah (0.6%)

Murray City, Hosp. Rev. VRDN (IHC Hlth. Svcs., Inc.), Ser. C, 0.02s, 5/15/36	A-1+	3,500,000	3,500,000

Salt Lake City, Hosp. Rev. Bonds
(IHC Hosp., Inc.), Ser. A, U.S. Govt. Coll., 8 1/8s, 5/15/15 (Escrowed to maturity)	AA+	525,000	539,915
AMBAC, 6 3/4s, 5/15/20 (Escrowed to maturity)	AAA/P	1,500,000	1,504,110

			5,544,025
Virginia (2.7%)

Chesterfield Cnty., Econ. Dev. Auth. Poll. Control Rev. Bonds (VA Elec. & Pwr.), Ser. A, 5s, 5/1/23	A2	1,575,000	1,794,776

Henrico Cnty., Econ. Dev. Auth. Res. Care Fac. Rev. Bonds (VA United Methodist Homes, Inc.)
5s, 6/1/25	BB+/P	410,000	440,652
5s, 6/1/23	BB+/P	445,000	484,249

Henrico Cnty., Indl. Dev. Auth. Rev. Bonds, AGM, 5.929s, 8/23/27	AA	13,600,000	15,642,584

VA State Small Bus. Fin. Auth. Rev. Bonds (Express Lanes, LLC), 5s, 7/1/34	BBB-	1,200,000	1,269,504

Washington Cnty., Indl. Dev. Auth. Hosp. Fac. Rev. Bonds (Mountain States Hlth. Alliance), Ser. C, 7 3/4s, 7/1/38	Baa1	6,100,000	7,213,677

			26,845,442
Washington (1.2%)

WA State G.O. Bonds, Ser. D, AGM, 5s, 1/1/28 (Prerefunded 1/1/15)	Aa1	8,320,000	8,320,000

WA State Hlth. Care Fac. Auth. Rev. Bonds
(WA Hlth. Svcs.), 7s, 7/1/39	Baa2	1,250,000	1,451,563
Ser. B, NATL, 5s, 2/15/27	AA-	2,040,000	2,203,404

			11,974,967
West Virginia (0.4%)

Pleasants Cnty., Poll. Control Rev. Bonds (Allegheny), Ser. F, 5 1/4s, 10/15/37	Baa3	2,500,000	2,577,825

WV State Econ. Dev. Auth. Solid Waste Disp. Fac. FRB (Appalachian Pwr. Co.), Ser. A, 5 3/8s, 12/1/38	Baa1	1,000,000	1,103,100

			3,680,925
Wisconsin (1.0%)

Pub. Fin. Auth. Arpt. Fac. Rev. Bonds (Sr. Oblig. Group), 5 1/4s, 7/1/28	BBB	1,000,000	1,109,510

WI State Rev. Bonds, Ser. A, 6s, 5/1/27	Aa3	3,500,000	4,124,120

WI State Hlth. & Edl. Facs. Auth. Rev. Bonds
(Prohealth Care, Inc.), 6 5/8s, 2/15/39	A1	3,000,000	3,539,340
(Three Pillars Sr. Living), 5s, 8/15/28	A-/F	1,040,000	1,146,111

			9,919,081
Wyoming (0.8%)

Campbell Cnty., Solid Waste Fac. Rev. Bonds (Basin Elec. Pwr. Co-op), Ser. A, 5 3/4s, 7/15/39	A1	3,000,000	3,450,720

WY Muni. Pwr. Agcy. Pwr. Supply Rev. Bonds, Ser. A
5 1/2s, 1/1/38	A2	2,800,000	3,074,971
5 1/2s, 1/1/33	A2	1,410,000	1,552,791

			8,078,482

Total municipal bonds and notes (cost $883,655,409)			$972,471,749

PREFERRED STOCKS (0.6%)(a)
		Shares	Value

MuniMae Tax Exempt Bond Subsidiary, LLC 144A Ser. A-5, $5.00 cum. pfd.		3,700,000	$3,858,323

MuniMae Tax Exempt Bond Subsidiary, LLC 144A Ser. B, 7 3/4s cum. pfd.		2,000,000	2,157,720

Total preferred stocks (cost $5,700,000)			$6,016,043

TOTAL INVESTMENTS

Total investments (cost $889,355,409)(b)			$978,487,792

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2014 through December 31, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $991,917,922.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.” If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(b)	The aggregate identified cost on a tax basis is $888,668,116, resulting in gross unrealized appreciation and depreciation of $100,106,528 and $10,286,852, respectively, or net unrealized appreciation of $89,819,676.
(NON)	Non-income-producing security.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(F)	Security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Transportation	14.8%
	Utilities	14.7
	Health care	13.3
	State debt	12.9
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and has delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$972,463,230	$8,519
Preferred stocks	—	6,016,043	—

Totals by level	$—	$978,479,273	$8,519

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: February 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: February 27, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: February 27, 2015